                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002
                                               ---------------------

Check here if Amendment [_]; Amendment Number: ____
This Amendment (Check only one.): [_]  is a restatement.
                                  [_]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      NewBridge Partners, LLC
           --------------------------------------------
Address:   535 Madison Avenue, 14th Floor
           --------------------------------------------
           New York, New York 10022
           --------------------------------------------

           --------------------------------------------

Form 13F File Number: 28- 5523
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kathy T. Abramson
           ----------------------------------------
Title:     Chief Financial Officer
           ----------------------------------------
Phone:     (212) 745-1000
           ----------------------------------------

Signature, Place, and Date of Signing:

/s/ Kathy T. Abramson            New York, New York            April 12, 2002
-----------------------------  ----------------------       --------------------
[Signature]                        [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

     Report Summary:

     Number of Other Included Managers:             0
                                                   ---------------
     Form 13F Information Table Entry Total:        83
                                                   ---------------
     Form 13F Information Table Value Total:       $2,887,847
                                                   ---------------
                                                   (thousands)

     List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.           Form 13F File Number           Name

          None          28-____________                __________________
         ------

         [Repeat as necessary.]

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                             NewBridge Partners, LLC
                           Form 13F Information Table
                      For the quarter ended March 31, 2002

     COLUMN 1         COLUMN 2  COLUMN 3 COLUMN 4  COLUMN 5                 COLUMN 6             COLUMN 7           COLUMN 8
     --------         --------  -------- --------  --------                 --------             --------           --------
                      TITLE OF            VALUE             PUT/            INVESTMENT DISCRETION  OTHER       VOTING AUTHORITY
  NAME OF ISSUER        CLASS    CUSIP   (X$1000)    SHRS   CALL   SOLE      SHARED       OTHER  MANAGERS   SOLE    SHARED    NONE
  --------------        -----    -----   --------    ----   ----   ----      ------       -----  --------   ----    ------    ----

A O L TIME WARNER      COMMON  00184A105  116,123 4,910,051      4,870,751   1,300      38,000           2,892,440  33,530 1,984,081
ABBOTT LABS            COMMON  002824100      983    18,680         10,680       0       8,000                   0       0    18,680
AFFILIATED COMPUTER S  COMMON  008190100    1,336    23,808         18,990   1,300       3,518              12,650   1,300     9,858
ALLERGAN INC COM       COMMON  018490102   58,995   912,535        910,100     135       2,300             562,664   3,495   346,376
ALLIED CAP CORP NEW C  MUTUAL  01903Q108      230     8,378          8,378       0           0                   0       0     8,378
AMERICAN INT'L GROUP   COMMON  026874107  172,398 2,389,776      2,374,115     298      15,363           1,658,558   7,135   724,083
AMGEN INC COM          COMMON  031162100   94,046 1,575,844      1,569,786     258       5,800             996,351   4,238   575,255
AUTOMATIC DATA PROCES  COMMON  053015103      524     9,000          9,000       0           0                   0       0     9,000
BAXTER INTL INC        COMMON  071813109      268     4,500          4,500       0           0                   0       0     4,500
BED BATH & BEYOND INC  COMMON  075896100   61,288 1,815,932      1,812,812     320       2,800           1,133,658   7,505   674,769
BERKSHIRE HATHAWAY IN  COMMON  084670207    4,634     1,956          1,956       0           0                   0       0     1,956
BRISTOL MYERS SQUIBB   COMMON  110122108      452    11,164         10,428       0         736                  18       0    11,146
BROADCOM CORP COM      COMMON  111320107   55,118 1,535,334      1,533,869   1,465           0           1,008,114   3,525   523,695
BROCADE COMMUNICATION  COMMON  111621108   52,907 1,959,502      1,957,277   1,575         650           1,364,871   1,655   592,976
CELESTICA INC SUB VTG  COMMON  15101Q108    1,841    50,775         49,575   1,200           0              37,045   1,200    12,530
CHECK POINT SOFTWARE   COMMON  M22465104      731    24,050         22,750   1,300           0              17,135   1,300     5,615
CISCO SYSTEMS INC COM  COMMON  17275R102  131,928 7,792,542      7,702,377   3,665      86,500           4,318,053  61,792 3,412,697
CITIGROUP INC COM      COMMON  172967101  195,005 3,937,902      3,905,118     484      32,300           2,564,877  18,624 1,354,401
CLEAR CHANNEL COMMUNI  COMMON  184502102  111,750 2,173,693      2,171,428     265       2,000           1,441,289   2,825   729,579
COCA COLA CO           COMMON  191216100      925    17,700          3,000       0      14,700                   0       0    17,700
COLGATE PALMOLIVE CO   COMMON  194162103      743    13,000              0       0      13,000                   0       0    13,000
CONCORD EFS INC COM    COMMON  206197105      731    21,975         21,075     900           0              16,635     900     4,440
CONVERGYS CORP COM     COMMON  212485106    1,081    36,565         35,765     800           0              23,965     800    11,800
COSTCO WHOLESALE CORP  COMMON  22160K105      204     5,112          5,112       0           0                   0       0     5,112
DELL COMPUTER CORP CO  COMMON  247025109      339    13,000         13,000       0           0                   0       0    13,000
DISNEY WALT PRODTNS    COMMON  254687106      228     9,894          9,894       0           0                   0       0     9,894
DU PONT E I DE NEMOUR  COMMON  263534109      542    11,500         11,500       0           0                   0       0    11,500
E M C CORP MASS COM    COMMON  268648102   80,693 6,769,543      6,717,558   2,985      49,000           4,044,421  35,115 2,690,007
EXXON CORPORATION      COMMON  30231G102    1,804    41,155         21,043       0      20,112                   0       0    41,155
FEDERAL NAT MORTGAGE   COMMON  313586109      638     7,990          7,190       0         800                  40       0     7,950
FIRST DATA CORP COM    COMMON  319963104  103,356 1,184,596      1,176,661   1,135       6,800             804,892   4,585   375,119
FISHER TRANSN SVCS IN  COMMON  338034101        0    12,000         12,000       0           0                   0       0    12,000
FOREST LABS INC COM    COMMON  345838106   87,048 1,065,464      1,059,404     160       5,900             645,398   4,510   415,556
GEMSTAR-TV GUIDE INTL  COMMON  36866W106      542    36,665         34,665   2,000           0              23,830   2,000    10,835
GENENTECH INC COM NEW  COMMON  368710406   89,256 1,769,193      1,767,344     349       1,500           1,061,918   7,329   699,946
GENERAL ELEC CO        COMMON  369604103    4,999   133,485        119,085       0      14,400                  80       0   133,405
GENERAL MTRS CORP CL   COMMON  370442832    1,433    87,107         83,607   3,500           0              68,687   3,500    14,920
HARLEY DAVIDSON INC C  COMMON  412822108  107,544 1,950,729      1,938,059     270      12,400           1,304,792   6,350   639,587
HARTFORD FINL SVCS GR  COMMON  416515104    1,082    15,886              0       0      15,886                   0       0    15,886
HOME DEPOT INC COM     COMMON  437076102  198,882 4,091,385      4,049,437     548      41,400           2,508,474  16,938 1,565,973
HUNTINGTON BANCSHARES  COMMON  446150104    1,448    73,500         73,500       0           0                   0       0    73,500
I B M                  COMMON  459200101    5,585    53,700         17,700       0      36,000                 100       0    53,600
INTEL CORP COM         COMMON  458140100    1,902    62,545         62,445       0         100               4,545       0    58,000
ITT INDS INC IND COM   COMMON  450911102      501     7,943              0       0       7,943                   0       0     7,943
J.P. MORGAN CHASE & C  COMMON  46625H100      278     7,789          2,239       0       5,550                   0       0     7,789
JOHNSON & JOHNSON      COMMON  478160104   59,856   921,578        460,978 448,000      12,600                 328 448,000   473,250
JUNIPER NETWORKS INC   COMMON  48203R104      617    48,875         48,875       0           0              45,885       0     2,990
LIBERTY MEDIA CORP SE  COMMON  530718105      136    10,790         10,790       0           0               1,710       0     9,080
L-3 COMMUNICATIONS HL  COMMON  502424104    1,234    11,015         10,615     400           0               7,225     400     3,390
MANOR CARE INC         COMMON  564055101      464    19,927              0       0      19,927                   0       0    19,927
MEDTRONIC INC COM      COMMON  585055106  180,657 3,995,951      3,972,616     535      22,800           2,529,031  16,475 1,450,445
MERCK & CO INC         COMMON  589331107    1,524    26,466         25,466       0       1,000                   0       0    26,466
MERRILL LYNCH & CO IN  COMMON  590188108  189,863 3,428,364      3,410,949     415      17,000           2,322,719  13,940 1,091,705
MICROSOFT CORP COM     COMMON  594918104    9,151   151,735        126,735       0      25,000              11,635       0   140,100
MINNESOTA MNG & MFG C  COMMON  604059105      299     2,600              0       0       2,600                   0       0     2,600
MORGAN STANLEY DEAN W  COMMON  617446448      621    10,844          8,844       0       2,000               1,104       0     9,740
NASDAQ 100 TR UNIT SE  COMMON  631100104      516    14,300         14,300       0           0                   0       0    14,300
NOKIA CORP ADR SPONSO  COMMON  654902204  138,065 6,656,932      6,630,492   2,540      23,900           4,210,399  22,140 2,424,393
NORTHERN TR CORP COM   COMMON  665859104      325     5,400              0       0       5,400                   0       0     5,400
OMNICOM GROUP COM      COMMON  681919106      379     4,020          4,020       0           0                  20       0     4,000
ORACLE SYS CORP        COMMON  68389X105    1,437   112,295        110,095   2,200           0              84,909   2,200    25,186
PFIZER INC             COMMON  717081103  178,214 4,484,504      4,457,959     545      26,000           3,007,475  16,615 1,460,414
PHILIP MORRIS COS INS  COMMON  718154107      300     5,700            900       0       4,800                   0       0     5,700
QUALCOMM INC COM       COMMON  747525103   64,396 1,710,852      1,705,941   1,111       3,800           1,215,364   2,401   493,087
QUANTECH LTD COM NEW   COMMON  74762K306       41   125,000        125,000       0           0                   0       0   125,000
ROYAL DUTCH PETE CO N  COMMON  780257804      570    10,500              0       0      10,500                   0       0    10,500
RSTK ABTOX INC SER F   FOREIGN 00386G991        0   120,387        120,387       0           0                   0       0   120,387
SCHERING PLOUGH CORP   COMMON  806605101      596    19,030         16,730       0       2,300                   0       0    19,030
SCHLUMBERGER           COMMON  806857108      307     5,222          3,196       0       2,026                   0       0     5,222
SCHWAB CHARLES CORP N  COMMON  808513105   76,220 5,822,790      5,763,350   1,440      58,000           3,308,239  63,635 2,450,916
SPDR TR UNIT SER 1     COMMON  78462F103      269     2,350          2,350       0           0               2,350       0         0
ST JUDE MED INC COM    COMMON  790849103    9,744   126,300        126,300       0           0                   0       0   126,300
STRYKER CORP COM       COMMON  863667101      362     6,000          6,000       0           0                   0       0     6,000
SUN HEALTHCARE GROUP   COMMON  866933104        0    20,000         20,000       0           0              20,000       0         0
SUN MICROSYSTEMS INC   COMMON  866810104    1,560   176,869        173,869   3,000           0             112,853   3,000    61,016
SYMANTEC CORP COM      COMMON  871503108    1,186    28,775         28,075     700           0              22,275     700     5,800

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
TEXAS INSTRS INC COM  COMMON 882508104   2,629    79,436    78,336 1,100      0    56,739 1,100  21,597
U S A EDUCATION INC C COMMON 90390U102 107,551 1,099,708 1,097,733   175  1,800   704,672 4,430 390,606
UNILEVER N V WI       COMMON 904784709     203     3,571         0     0  3,571         0     0   3,571
VERITAS SOFTWARE CO C COMMON 923436109 101,098 2,306,601 2,304,341 1,360    900 1,700,592 6,970 599,039
WAL MART STORES INC   COMMON 931142103   3,574    58,311    42,711     0 15,600       175     0  58,136
WALGREEN COMPANY      COMMON 931422109     259     6,600     1,000     0  5,600         0     0   6,600
WRIGLEY WM JR CO      COMMON 982526105   1,279    24,000         0     0 24,000         0     0  24,000